Other Long-Term Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred pension assets (Note 19)	$ 99	$ 358
Right-of-Use assets	49	56
Investments	43	35
Other long-term assets	25	12
Total other assets	$ 216	$ 461